Organization and Significant Accounting Policies -Goodwill and Intangible Assets (Details)	Dec. 31, 2024
In-process research and development
Organization and Significant Accounting Policies
Finite-Lived Intangible Asset, Useful Life	10 years
Licensing Agreements
Organization and Significant Accounting Policies
Finite-Lived Intangible Asset, Useful Life	15 years